Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Net of debt issuance costs and debt discount		$ 0	$ 233
Preferred stock, par value	$ 0.001	$ .001	$ .001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ .001	$ .001
Common stock, shares authorized	90,000,000	90,000,000	90,000,000
Common stock, shares issued	64,611,300	64,616,031	55,293,267
Common stock, shares outstanding	64,611,300	64,616,031	55,293,267